Financial Information on Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2019
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

38.  FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of and for the years ended December 31, 2019 and 2018 the summarized financial information of our principal subsidiaries under IFRS is as follows:

	Financial	Current Assets	Non-current Assets	Total Assets	Current Liabilities	Non-current Liabilities	Equity	Total Liabilities and Equity	Revenues	Costs	Profit (loss)	Other Comprehensive Income	Total Comprehensive Income
As of and for the year ended 12-31-2019	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	Separate	40,913,391	172,823,608	213,736,999	32,304,951	44,330,262	137,101,786	213,736,999	147,472,130	(19,725,956)	84,888,177	—	84,888,177
Group GasAtacama Chile S.A. (*)	Consolidated	—	—	—	—	—	—	—	186,194,328	(54,061,747)	(47,841,223)	(4,396,031)	(52,237,254)

	Financial	Current Assets	Non-current Assets	Total Assets	Current Liabilities	Non-current Liabilities	Equity	Total Liabilities and Equity	Revenues	Costs	Profit (loss)	Other Comprehensive Income	Total Comprehensive Income
As of and for the year ended 12-31-2018	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	Separate	51,279,432	179,693,183	230,972,615	44,459,385	46,238,191	140,275,039	230,972,615	162,768,187	(21,539,172)	93,679,208	—	93,679,208
Group GasAtacama Chile S.A. (*)	Consolidated	154,726,337	601,914,918	756,641,255	61,155,090	94,466,221	601,019,944	756,641,255	271,433,788	(94,746,409)	87,093,211	(5,273,886)	81,819,325